Expense Example, No Redemption - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Stock Selector All Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 661
3 Years	843
5 Years	1,040
10 Years	1,608
Fidelity Advisor Stock Selector All Cap Fund - Class C
Expense Example, No Redemption:
1 Year	170
3 Years	526
5 Years	907
10 Years	1,768
Fidelity Advisor Stock Selector All Cap Fund - Class M
Expense Example, No Redemption:
1 Year	461
3 Years	697
5 Years	950
10 Years	1,677
Fidelity Advisor Stock Selector All Cap Fund - Class I
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	786
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640